S-K 1602(a)(3) Forepart, Sponsor Compensation - USD ($)		Apr. 08, 2026	May 27, 2025
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount		$ 20,000
Over Allotment Options [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares			1,607,143
Price Paid or to be Paid for Securities, Total Amount			$ 25,000
Price Paid or to be Paid for Securities, Per Share			$ 0.00483
Sponsor [Member] | Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares		200,000
Price Paid or to be Paid for Securities, Total Amount		$ 2,000,000
Price Paid or to be Paid for Securities, Per Share		$ 10.00
Sponsor [Member] | Class B Ordinary Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares			12,321,429
Price Paid or to be Paid for Securities, Total Amount			$ 25,000
Price Paid or to be Paid for Securities, Per Share			$ 0.00483
Sponsor [Member] | Class B Ordinary Shares to Forfeiture [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares			1,607,143
MFH 2, LLC [Member] | Class B Ordinary Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	[1],[2]	4,500,000
Price Paid or to be Paid for Securities, Total Amount		$ 25,000
MFH 2, LLC [Member] | Private Placement Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares		200,000
Price Paid or to be Paid for Securities, Total Amount		$ 2,000,000
Working Capital [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Per Share		$ 10.00
Ian Hanna [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	[3]	320,000
Ian Hanna [Member] | Representative Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	[4]	320,000

[1]	Assumes the full forfeiture of 675,000 founder shares and no exercise of the underwriters’ over-allotment option
[2]	Assumes the full forfeiture of 675,000 founder shares and no exercise of the underwriters’ over-allotment option.
[3]	ARC Group Securities LLC, the representative of the underwriters, beneficially owns 320,000 representative shares and Ian Hanna, the CEO of ARC Group Securities LLC and our Chief Operating Officer and Executive Director, is deemed a promoter of our company. Assumes the underwriters’ overallotment option is not exercised.
[4]	ARC Group Securities, the representative of the underwriters, beneficially owns the representative shares and Ian Hanna, the CEO of ARC Group Securities and our executive director and COO, is deemed a promoter of our company. Assumes that the underwriter’s over-allotment option is not exercised.